Amount Due from/(to) Related Parties - Schedule of Trade and Non-trade Related Parties (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Trade
Amount due from related party trade	RM 1,802,498	$ 402,748	RM 3,076,027
Non-trade
Amount due from related party non-trade	617,995	138,084	131,131
Amount due from related parties	2,420,493	540,832	3,207,158
Amount due to related parties	2,168,066	484,430	2,759,913
Solar Bina Engineering Sdn Bhd. [Member]
Trade
Amount due from related party trade	24,727	5,525	1,119,848
Non-trade
Amount due from related party non-trade	400,000	89,375
RL Sunseap Energy Sdn. Bhd. [Member]
Trade
Amount due from related party trade	1,387,771	310,082	256,256
Reservoir Link Renewable Sdn. Bhd. [Member]
Trade
Amount due from related party trade	390,000	87,141	1,699,923
Reservoir Link Energy Bhd. [Member]
Non-trade
Amount due from related party non-trade	217,995	48,709	131,131
Amount due to related parties	1,514,762	338,456	2,474,525
Reservoir Link Sdn. Bhd. [Member]
Non-trade
Amount due to related parties	258,804	57,827	285,388
Mr. Lee Seng Chi [Member]
Non-trade
Amount due to related parties	RM 394,500	$ 88,147